Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Roundhill ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001976517
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 25, 2025
Prospectus Date	rr_ProspectusDate	Sep. 04, 2024
Roundhill Small Cap 0DTE Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Roundhill ETF Trust
(the “Trust”)

Roundhill Small Cap 0DTE Covered Call Strategy ETF

(the “Fund”)

April 25, 2025

Supplement To the Fund’s Summary Prospectus,
Prospectus and Statement of Additional Information

Notwithstanding anything to the contrary, effective May 1, 2025, the Fund’s name will change to “Roundhill Russell 2000 0DTE Covered Call Strategy ETF.”